Taxes on Income (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (loss) before taxes as reported in the consolidated statements of operations	$ 12,742	$ (17,243)	$ (3,819)
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$ 2,931	$ (3,966)	$ (878)
Non-deductible expenses and other permanent differences	2,411	265	(1,602)
Non-deductible expenses related to employee stock options	946	819	590
Deferred tax assets on losses and other temporary differences for which valuation allowance was provided, net	(479)	5,378	12,326
Other	713	(50)	573
Actual tax expense	$ 6,522	$ 2,446	$ 11,009